Commitments, Contingencies and Guarantees - Future Minimum Lease Payments (Details) $ in Millions	Dec. 31, 2020 USD ($)
Lessee, Leases, Description [Line Items]
Other	$ 122.2
2020
Lessee, Leases, Description [Line Items]
Other	21.4
2021
Lessee, Leases, Description [Line Items]
Other	19.5
2022
Lessee, Leases, Description [Line Items]
Other	17.2
2023
Lessee, Leases, Description [Line Items]
Other	14.4
2024
Lessee, Leases, Description [Line Items]
Other	12.4
Thereafter
Lessee, Leases, Description [Line Items]
Other	$ 37.3